Concentration of Credit Risk (Details)	Dec. 31, 2022
Concentration of Credit Risk [Abstract]
Percentage of total revenue	10.00%
Percentage of total accounts receivable	10.00%
Percentage of total purchase.	10.00%
Percentage of total accounts payable	10.00%